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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [ ] Amendment Number:
                                              ---------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Third Coast Capital Management, L.P.
Address:   5914 W. Courtyard Drive, Ste. 190
           Austin, TX 78730

Form 13F File Number: 028-12264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David D. May                           Contact Person: Stephanie Harper
Title:   Managing Member, Third Coast Capital GP, LLC
         (the general partner of Third Coast Capital Management, L.P.)
Phone:   512-306-0409

Signature, Place and Date of Signing:


/s/ David D. May                       Austin, Texas             August 14, 2007
------------------------------------   -----------------------   --------------
(Signature)                            (City, State)             (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            44
Form 13F Information Table Value Total:       $91,405
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F Information Table

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COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
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                                  TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP     [x$1000]  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
***EXCEL MARITIME CARRIES LTD       COM       V3267N107      1,763   70,000  SH         Sole                   70,000
ALCOA INC                           COM       013817101      2,432   60,000  SH         Sole                   60,000
AMDOCS LTD                          ORD       G02602103      2,588   65,000  SH         Sole                   65,000
AMERICAN STD COS INC DEL            COM       029712106      1,769   30,000  SH         Sole                   30,000
AMERICAN TOWER CORP                CL A       029912201      1,680   40,000  SH         Sole                   40,000
ANSWERTHINK INC                     COM       036916104      3,023  835,000  SH         Sole                  835,000
BALLY TECHNOLOGIES INC              COM       05874B107      1,321   50,000  SH         Sole                   50,000
BIOFUEL ENERGY CORP                 COM       09064Y109        533   50,000  SH         Sole                   50,000
BROADRIDGE FINANCIAL SOLUTIONS      COM       11133T103      1,147   60,000  SH         Sole                   60,000
CENVEO INC                          COM       15670S105      4,290  185,000  SH         Sole                  185,000
CHARTER COMMUNICATIONS INC D       CL A       16117M107      1,316  325,000  SH         Sole                  325,000
CLEARWIRE CORP                     CL A       185385309      1,099   45,000  SH         Sole                   45,000
COACH INC                           COM       189754104      1,659   35,000  SH         Sole                   35,000
COMCAST CORP NEW                   CL A       20030N101      2,531   90,000  SH         Sole                   90,000
COMPUTER SCIENCES CORP              COM       205363104      2,662   45,000  SH         Sole                   45,000
COMVERGE INC                        COM       205859101        775   25,000  SH         Sole                   25,000
DIAMOND OFFSHORE DRILLING IN        COM       25271C102      2,031   20,000  SH         Sole                   20,000
FIRST DATA CORP                     COM       319963104        435   13,326  SH         Sole                   13,326
FRONTIER OIL CORP                   COM       35914P105      1,094   25,000  SH         Sole                   25,000
GAIAM INC                          CL A       36268Q103        912   50,000  SH         Sole                   50,000
GEMSTAR-TV GUIDE INTL INC           COM       36866W106      2,927  595,000  SH         Sole                  595,000
IDEARC INC                          COM       451663108      1,767   50,000  SH         Sole                   50,000
INDUSTRIAL DISTR GROUP INC          COM       456061100      1,694  150,000  SH         Sole                  150,000
INFOCROSSING INC                    COM       45664X109      2,401  130,000  SH         Sole                  130,000
KBR INC                             COM       48242W106        656   25,000  SH         Sole                   25,000
KONA GRILL INC                      COM       50047H201        919   50,400  SH         Sole                   50,400
LEGACY RESERVES LP              UNIT LP INT   524707304        809   30,000  SH         Sole                   30,000
LUMINEX CORP DEL                    COM       55027E102      2,831  230,000  SH         Sole                  230,000
MACYS INC                           COM       55616P104      1,989   50,000  SH         Sole                   50,000
METRETEK TECHNOLOGIES INC           COM       59159Q107      8,444  546,900  SH         Sole                  546,900
MGM MIRAGE                          COM       552953101      3,093   37,500  SH         Sole                   37,500
ONLINE RES CORP                     COM       68273G101        988   90,000  SH         Sole                   90,000
OSI SYSTEMS INC                     COM       671044105      2,462   90,000  SH         Sole                   90,000
SAKS INC                            COM       79377W108      1,921   90,000  SH         Sole                   90,000
SAPIENT CORP                        COM       803062108      3,981  515,000  SH         Sole                  515,000
CKX INC                             COM       12562M106        829   60,000  SH         Sole                   60,000
TELETECH HOLDINGS INC               COM       879939106      1,624   50,000  SH         Sole                   50,000
THIRD WAVE TECHNOLOGIES INC.        COM       88428W108        889  152,000  SH         Sole                  152,000
TIFFANY & CO NEW                    COM       886547108      2,653   50,000  SH         Sole                   50,000
TRANSOCEAN INC                      ORD       G90078109      2,438   23,000  SH         Sole                   23,000
URBAN OUTFITTERS INC                COM       917047102      3,124  130,000  SH         Sole                  130,000
VALUEVISION MEDIA INC              CL A       92047K107      3,113  275,000  SH         Sole                  275,000
VIRGIN MEDIA INC                    COM       92769L101      1,097   45,000  SH         Sole                   45,000
WET SEAL INC                       CL A       961840105      3,696  615,000  SH         Sole                  615,000
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